Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.              Summary of Significant Accounting Policies

The accompanying financial statements and related notes present our consolidated financial position as of December 31, 2012 and 2011. These financial statements include the results of our operations, cash flows and changes in unitholders’ equity for the year ended December 31, 2012 and the period of November 16 to December 31, 2011. The financial statements also include the results of our predecessor’s operations, cash flows and changes in partners’ capital for the period of January 1 to November 15, 2011 and the year ended December 31, 2010. The combined financial statements of Fund I reflect the predecessor financial statements of the Partnership and have been prepared from the separate financial records maintained by Fund I. Because the results of our predecessor include results for both the properties conveyed to us in connection with our IPO and properties retained by our predecessor, we do not consider these results of our predecessor to be indicative of our future results.

These consolidated/combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and all intercompany transactions and account balances have been eliminated. We operate oil and natural gas properties as one business segment: the exploration, development and production of oil and natural gas. Our management evaluates performance based on one business segment as there are not different economic environments within the operation of the oil and natural gas properties.

Because Fund I affiliates own 100% of our general partner and because Fund I owns 5,049,600 common units and all of our 6,720,000 subordinated units, representing an aggregate 52.4% limited partner interest in us, each acquisition of assets from Fund I is considered a transfer of net assets between entities under common control. We also consider acquisitions of assets from Fund II to be a transfer of net assets between entities under common control.  Fund II does not own any of our common or subordinated units. As a result, we are required to revise our financial statements to include the activities of such assets for all periods presented, similar to a pooling of interests, to include the financial position, results of operations and cash flows of the assets acquired and liabilities assumed.

Accordingly, our historical financial statements include the results attributable to acquisitions of assets between entities under common control as if the Partnership owned such assets for all periods presented. The consolidated financial statements for periods prior to the acquisitions between entities under common control have been prepared from Fund I and Fund II’s historical cost-basis accounts and may not necessarily be indicative of the actual results of operations that would have occurred if we had owned the assets during the periods reported. See our accounting policy below under “Acquisitions Between Entities Under Common Control.”

Net income attributable to the acquisitions between entities under common control for periods prior to the Partnership’s acquisition of such assets was not available for distribution to our unitholders. Therefore, this income was not allocated to the limited partners for the purpose of calculating net income per common unit.

Acquisitions Between Entities Under Common Control

Master limited partnerships (“MLPs”) enter into transactions whereby the MLP receives a transfer of certain assets from its sponsor or predecessor for consideration of either cash, units, assumption of debt, or any combination thereof. We account for the net assets received using the carryover book value of Fund I and Fund II as these are transactions between entities under common control. Our historical financial statements have been revised to include the results attributable to the assets contributed from Fund I and Fund II as if we owned such assets for all periods presented by us. The following financial statement items were impacted:

Oil and Natural Gas Properties Received.  The book value and related activity of oil and natural gas properties received from Fund I and Fund II is determined using the carrying value of the specific assets contributed.

Asset Retirement Obligations Received.  The book value and related activity of asset retirement obligations received from Fund I and Fund II was determined by using the carrying value of the specific liabilities attributable to the assets contributed.

Commodity Derivative Instruments.  The fair value of the commodity derivative contracts associated with the properties acquired from Fund I and Fund II.

Oil, Natural Gas and NGL Revenues and Expenses.  Oil, natural gas and NGL revenues and expenses related to the properties acquired are based on the actual results of the acquired properties. Historical lease operating statements by individual asset were used as the basis for revenues and direct operating expenses.

Unrealized Gain (Loss) on Commodity Derivative Contracts.  Reflects the unrealized gain (loss) on commodity derivative contracts associated with the properties acquired assuming the contracts had been in place as of the date acquired by Fund I and Fund II.

General and Administrative Expense.  The general and administrative expense attributable to the properties acquired was determined by the ratio of production for the properties acquired to the total respective Fund I or Fund II production for the period presented.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Depreciation, depletion and amortization of oil and natural gas properties and the impairment of oil and natural gas properties are determined using estimates of oil and natural gas reserves. There are numerous uncertainties in estimating the quantity of reserves and in projecting the future rates of production and timing of development expenditures, including future costs to dismantle, dispose, and restore our properties. Oil and natural gas reserve engineering must be recognized as a subjective process of estimating underground accumulations of oil and natural gas that cannot be measured in an exact way.

Cash and cash equivalents

We consider all highly liquid instruments purchased with a maturity when acquired of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest.

Accounts receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. We use the specific identification method of providing allowances for doubtful accounts. At December 31, 2012 and 2011, we did not have an allowance for doubtful accounts.

Revenue recognition

Revenues from oil and gas sales are recognized based on the sales method with revenue recognized on actual volumes sold to purchasers. Under this method of revenue recognition, a gas imbalance is created if the quantity sold is greater than or less than our entitlement share in any particular period. To the extent there are sufficient quantities of natural gas remaining to make up the gas imbalance, oil and natural gas reserves are adjusted to reflect the overproduced or underproduced position. In situations where there are insufficient reserves available to make up an overproduced imbalance, a liability is established. As of December 31, 2012 and 2011, we had no significant production imbalances.

Concentrations of credit and significant customers

Financial instruments which potentially subject us to credit risk consist principally of cash balances, accounts receivable and derivative financial instruments. We maintain cash and cash equivalents in bank deposit accounts which, at times, may exceed the federally insured limits. We have not experienced any significant losses from such investments. We attempt to limit the amount of credit exposure to any one financial institution or company through procedures that include credit approvals, credit limits and terms, letters of credit, prepayments and rights of offset. Our customer base consists primarily of major integrated and international oil and natural gas companies, as well as smaller processors and gatherers. We believe the credit quality of our customer base is high and have not experienced significant write-downs in our accounts receivable balances.

For the year ended December 31, 2012, purchases by Sunoco, ConocoPhillips, and Shell Trading Company accounted for 17%, 16% and 10%, respectively, of our total sales revenues.

For the period from November 16 to December 31, 2011, purchases by ConocoPhillips, Seminole Energy Services and Upstream Energy accounted for 25%, 16% and 12%, respectively, of our total sales revenues.

For the period from January 1 to November 15, 2011, purchases by ConocoPhillips, Seminole Energy Services and Sunoco accounted for 18%, 12% and 16%, respectively, of our predecessor’s total sales revenues.

For the year ended December 31, 2010, purchases by ConocoPhillips, Seminole Energy Services, Upstream Energy, and Sunoco accounted for 16%, 13%, 10% and 10%, respectively, of our predecessor’s total sales revenues.

If we were to lose any one of our customers, the loss could temporarily delay production and sale of oil and natural gas in the related producing region. If we were to lose any single customer, we believe that a substitute customer to purchase the impacted production volumes could be identified. However, if one or more of our larger customers ceased purchasing oil or natural gas altogether, the loss of such customer could have a detrimental effect on production volumes in general and on the ability to find substitute customers to purchase production volumes.

Oil and natural gas properties

Proved properties.  We account for our oil and natural gas exploration, development and production activities in accordance with the successful efforts method. Under this method, all leasehold and development costs of proved properties are capitalized and amortized on a unit-of-production basis over the remaining life of the proved reserves and proved developed reserves, respectively.

We evaluate the potential impairment of our proved oil and natural gas properties on a field-by-field basis whenever events or changes in circumstances indicate that the carrying value may not be recoverable. We assess impairment of capitalized costs of proved oil and natural gas properties by comparing net capitalized costs to estimated undiscounted future net cash flows using expected prices. The carrying values of proved properties are reduced to fair value when the expected undiscounted future cash flows are less than net book value.

For the year ended December 31, 2012 we recorded non-cash impairment charges on proved oil and natural gas properties of $3.1 million. For the period from January 1 to November 15, 2011, the predecessor recorded non-cash impairment charges on proved oil and natural gas properties of $16.8 million. For the year ended December 31, 2010, the predecessor recorded non-cash impairment charges on proved oil and natural gas properties of $10.9 million. These charges are included in “impairment of oil and natural gas properties” on the consolidated/combined statements of operations. No impairment was recorded for proved properties for the period from November 16 to December 31, 2011. Refer to Note 5 for additional information.

Costs of retired, sold or abandoned properties that constitute a part of an amortization base are charged or credited, net of proceeds, to accumulated depreciation, depletion and amortization unless doing so significantly affects the unit-of-production amortization rate, in which case a gain or loss is recognized currently. Gains or losses from the disposal of proved properties are recognized currently. Expenditures for maintenance and repairs necessary to maintain properties in operating condition are expensed as incurred. Estimated dismantlement and abandonment costs are capitalized, net of salvage, at their estimated net present value and amortized on a unit-of-production basis over the remaining life of the related proved developed reserves.

Unproved properties.  Costs related to unproved properties include costs incurred to acquire unproved reserves. Because these reserves do not meet the definition of proved reserves, the related costs are not classified as proved properties. As of December 31, 2012 and 2011, $1.3 million and $1.7 million, respectively, of oil and natural gas property costs were related to unproved leasehold acquisitions costs and not subject to depletion. We did not reclassify any material amounts from unproved to proved properties during the year ended December 31, 2012 and the period from November 16 to December 31, 2011. For the year to date period ended November 15, 2011, the predecessor reclassified $0.3 million from unproved to proved properties.

We assess unproved properties for impairment on a quarterly basis. For the year ended December 31, 2012, we recorded an impairment charge for unproved properties in the amount of $0.4 million. For the year ended December 31, 2010, the predecessor recorded an impairment charge for unproved properties in the amount of $0.8 million. No impairments were recorded for unproved properties during 2011. The impairments were based on our experience in similar situations and other factors such as the primary lease terms of the properties, the average holding period of unproved properties, and the relative proportion of such properties on which proved reserves have been found in the past. The fair values of unproved properties are measured using valuation techniques consistent with the income approach, converting future cash flows to a single discounted amount. Significant inputs used to determine the fair values of unproved properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital rate. The market-based weighted average cost of capital rate is subject to additional project-specific risk factors.

Other property and equipment

Other property and equipment is stated at historical cost less accumulated depreciation expense and is comprised primarily of software, computers and office equipment. Depreciation is calculated using the straight-line method based on useful lives of the assets ranging from three to five years. Other property and equipment is evaluated for impairment as necessary to determine if current circumstances and market conditions indicate that the carrying amounts of assets may not be recoverable. We did not recognize any impairment loss related to other property and equipment during 2012, 2011 and 2010.

Asset retirement obligations

We have obligations under our lease agreements and federal regulations to remove equipment and restore land at the end of oil and natural gas production operations. These asset retirement obligations (“ARO”) are primarily associated with plugging and abandoning wells. Determining the future restoration and removal requires management to make estimates and judgments because most of the removal obligations are many years in the future and contracts and regulations often have vague descriptions of what constitutes removal. Asset removal technologies and costs are constantly changing, as are regulatory, political, environmental, safety and public relations considerations. We follow the guidance in ASC Topic 410, Asset Retirement and Environmental Obligations which requires entities to record the fair value of a liability for an ARO in the period in which it is incurred with a corresponding increase in the carrying amount of the related long-lived asset. We typically incur this liability upon acquiring or drilling a well. Over time, the liability is accreted each period toward its future value, and the capitalized cost is depleted as a component of development costs. Upon settlement of the liability, a gain or loss is recognized to the extent the actual costs differ from the recorded liability.

Inherent to the present value calculation are numerous estimates, assumptions and judgments, including the ultimate settlement amounts, inflation factors, credit adjusted risk-free rates, timing of settlement and changes in the legal, regulatory, environmental and political environments. To the extent future revisions to these assumptions impact the present value of the abandonment liability, management will make corresponding adjustments to both the ARO and the related oil and natural gas property asset balance. Increases in the discounted retirement obligation liability and related oil and natural gas assets resulting from the passage of time will be reflected as additional accretion and depreciation expense in the consolidated/combined statements of operations.

Derivatives

Our activities primarily consist of acquiring, owning, enhancing and producing oil and natural gas properties. The future results of our operations, cash flows and financial condition may be affected by changes in the market price of oil and natural gas. The availability of a ready market for oil and natural gas products in the future will depend on numerous factors beyond our control, including weather, imports, marketing of competitive fuels, proximity and capacity of oil and natural gas pipelines and other transportation facilities, any oversupply or undersupply of oil, natural gas and liquid products, the regulatory environment, the economic environment and, other regional and political events, none of which can be predicted with certainty.

In order for us to manage our exposure to oil and natural gas price volatility, we enter into commodity derivative instruments such as futures contracts, swaps, or options. We are also exposed to changes in interest rates, primarily as a result of variable rate borrowings under the credit facility. In an effort to reduce this exposure, we have, from time to time, entered into derivative contracts (interest rate swaps) to mitigate the risk of interest rate fluctuations. For commodity derivatives, both realized and unrealized gains and losses are recorded as separate components of revenues. For interest rate derivatives, both realized and unrealized gains and losses are recorded as a component of other income (expense) in the consolidated/combined statements of operations.

ASC Topic 815, Derivatives and Hedging, requires recognition of all derivative instruments on the balance sheet as either assets or liabilities measured at fair value. Changes in the fair value of derivatives are recognized currently in earnings unless specific hedge accounting criteria are met. Realized gains and losses on derivative hedging instruments are recorded currently in earnings. Unrealized gains and losses on derivatives are also recorded currently in earnings unless the derivatives qualify and are appropriately designated as hedges. Unrealized gains or losses on derivative instruments that qualify and are designated as hedges are deferred in other comprehensive income until the related transaction occurs. We have not designated any of our derivative instruments as hedges. As a result, we mark our derivative instruments to fair value in accordance with the provisions of ASC Topic 815 and recognize the changes in fair market value in earnings. Refer to Note 8 for additional information.

Derivative financial instruments are generally executed with major financial institutions that expose us to market and credit risks and which may, at times, be concentrated with certain counterparties or groups of counterparties. All of our derivatives at December 31, 2012 are with parties that are also lenders under our credit facility. The credit worthiness of the counterparties is subject to continual review. We monitor the nonperformance risk of ourself and of each of our counterparties and assesses the possibility of whether each counterparty to the derivative contract would default by failing to make any contractually required payments as scheduled in the derivative instrument in determining the fair value. We also have master netting arrangements in place with each counterparty to reduce credit exposure.

Equity-based compensation

We have granted restricted unit awards which we account for at fair value. Restricted unit awards, net of estimated forfeitures, are expensed over the requisite service period. As each award vests, an adjustment is made to compensation cost for any difference between the estimated forfeitures and the actual forfeitures related to the vested awards. We record these compensation costs as general and administrative expenses. Refer to Note 12 for additional information.

Income taxes

We are not taxable for federal income tax purposes and do not directly pay federal income tax. Generally, all of our taxable federal income and losses are reported on the income tax returns of our unitholders or partners, and therefore, no provision for federal income taxes has been recorded in our accompanying consolidated/combined financial statements.

We record our obligations under the Texas gross margin tax as “Income tax” in the consolidated/combined statements of operations. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of rate change.

Deferred financing costs

Costs incurred in connection with the execution or modification of our credit facility are capitalized and amortized using the effective interest method over the term of the credit facility.

Recent accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” The Amendments explain how to measure fair value and change the wording used to describe many of the fair value requirements in GAAP, but do not require additional fair value measurements. The guidance became effective for interim and annual periods beginning on or after December 15, 2011. We adopted these amendments on January 1, 2012 and they did not have a material impact on our consolidated financial position, results of operations or cash flows.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The amendments in this update require enhanced disclosures around financial instruments and derivative instruments that are either (1) offset in accordance with either ASC 210-20-45 or ASC 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either ASC 210-20-45 or ASC 815-10-45. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The amendments are effective during interim and annual periods beginning on or after January 1, 2013. We do not expect this guidance to have a material impact on our consolidated financial position, results of operations or cash flows.